LOSS PER SHARE	12 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE
12.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the years ended September 30,
	2019	2020	2021
Numerator:
Net loss attributable to Q&K International Group Limited	(498,242)	(1,533,592)	(569,174)
Deemed dividend	(307,389)	—	—
Net loss attributable to ordinary shareholders—basic and diluted	(805,631)	(1,533,592)	(569,174)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	430,450,490	1,351,127,462	1,460,692,909
Net loss per share—basic and diluted	(1.87)	(1.14)	(0.39)

For the years ended September 30, 2019, 2020 and 2021, potential ordinary shares from assumed conversion of 912,410,360, 0 and 0 preferred shares and 0, 2,789,720 and 7,452,445 convertible notes as well as 68,220,000, 41,750,000 and 34,200,000 options and 0, 109,567 and 293,133 warrants to purchase the Group’s ordinary shares have not been reflected in the calculation of diluted net loss per share as their inclusion would have been anti-dilutive.